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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Martha D. Vorlicek
Title:   Managing Director
Phone:   617-348-3709

Signature, Place, and Date of Signing:

Martha D. Vorlicek       Boston, MA     5/14/2013
--------------------  ----------------  ----------
   [Signature]         [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $36,610
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
----  ----------------------  ----
28-   14156

[Repeat as necessary.]

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
                                                  3/31/2013  Shares/                                       Voting
                                                    Value      PRN                    Investment  Other   Authority
Name of Issuer           Title of Class   CUSIP   (x$1000)   Amount   SH/PRN PUT/CALL Discretion Managers   Sole    Shared None
--------------           -------------- --------- --------- --------- ------ -------- ---------- -------- --------- ------ ----
comScore                     Common     20564W105     239      14,225   SH               Sole      n/a        x
E-Commerce China
 Dangdang                    Common     26833A105     745     179,554   SH               Sole      n/a        x
Egain Communications,
 Inc.                        Common     28225C806     110      12,670   SH               Sole      n/a        x
GreenDot Corp.               Common     39304D102   1,023      61,201   SH               Sole      n/a        x
Pactera Technology
 International Ltd.          ADR        695255109     506      78,870   SH               Sole      n/a        x
Pacira Pharmaceuticals,
 Inc.                        Common     695127100   3,466     120,102   SH               Sole      n/a        x
MaxLinear                    Common     57776J100     536      86,473   SH               Sole      n/a        x
RPX Corporation              Common     74972G103   1,770     125,459   SH               Sole      n/a        x
Select Medical Corp.         Common     81619Q105   1,340     148,902   SH               Sole      n/a        x
Solazyme, Inc.               Common     83415T101     445      57,055   SH               Sole      n/a        x
Tangoe, Inc.                 Common     87582Y108     205      16,583   SH               Sole      n/a        x
TeleNav, Inc.                Common     879455103     808     125,200   SH               Sole      n/a        x
Envivio                      Common     29413T106   6,188   3,639,939   SH               Sole      n/a        x
PartnersRe                   Common     G6852T105  19,229     206,518   SH               Sole      n/a        x
                                                   ------
                                            TOTAL  36,610
                                                   ======